Subsequent Events (Details) $ / shares in Units, $ in Millions				1 Months Ended
	May 13, 2025 USD ($) $ / shares shares	Apr. 15, 2025 $ / shares shares	Apr. 01, 2025 shares	Apr. 30, 2025 USD ($)	Mar. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 17, 2024 $ / shares	Dec. 31, 2023 $ / shares shares
Subsequent Events
Common stock, par value (in dollars per share) | $ / shares					$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)					58,251,629	58,251,629		58,251,629
Cara Therapeutics Inc
Subsequent Events
Common stock, par value (in dollars per share) | $ / shares							$ 0.001
Subsequent Event | Cara Therapeutics Inc
Subsequent Events
Common stock, par value (in dollars per share) | $ / shares		$ 0.001
Stock split conversion ratio		0.333
Common stock, shares authorized (in shares)		150,000,000
Subsequent Event | 2025 Plan
Subsequent Events
Number of shares available for grant			935,554
Annual discretionary increase in authorized shares period			5 years
Maximum percentage of annual discretionary increase in authorized shares			5.00%
Subsequent Event | 2025 ESPP
Subsequent Events
Number of shares available for grant			93,555
Annual discretionary increase in authorized shares period			10 years
Multiplying factor for maximum annual discretionary increase in authorized shares to the initial share reserve			3
Subsequent Event | 2025 ESPP | Maximum
Subsequent Events
Maximum percentage of annual discretionary increase in authorized shares			1.00%
Subsequent Event | Cara Therapeutics Inc
Subsequent Events
Common stock, par value (in dollars per share) | $ / shares	$ 0.001
Number of converted shares upon closing of merger	6,539,404
Reverse recapitalization | $				$ 23.8
Number of shares issued upon conversion of debt	1,265,757	1,265,757
Percentage of interest held	84.50%
Subsequent Event | Cara Therapeutics Inc | Preferred Stock [Member]
Subsequent Events
Number of converted shares upon closing of merger		3,963,910
Reverse recapitalization | $	$ 23.8